Commitments and Contingencies (Details) (USD $)	3 Months Ended
Oct. 31, 2013
Dethrone Royalty
Date	10/14/2013
Allegations	Termination of this license agreement
License fees demanded	$ 475,000
Alleged Damages	850,000
Overtime Marketing
Allegations	5,000,000 shares of its restricted common stock in exchange for certain marketing services
Alleged Damages	$ 4,814,500